CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other	$ 16,547	$ 29,650	$ 16,372
Allowance for doubtful accounts on trade accounts receivable - EchoStar	0	0	0
Stockholder's Equity (Deficit):
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015
Accumulated depreciation on property and equipment	$ 2,770,414	$ 2,684,364